Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of fair value of derivative financial instruments

The fair value of derivative financial instruments at 31 December 2025 and 2024 are attributable to the following:

	31 December 2025		31 December 2024
	Assets	Liabilities	Assets	Liabilities
Held for trading	1,728,869	(1,532,645)	2,571,151	(656,192)
Net interest accrual income/ expense	50,410	-	103,126	7,664
	1,779,279	(1,532,645)	2,674,277	(648,528)

31 December 2025
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Cross currency swap contracts
TRY	21,774	RMB	33,696	165,858	April 2026
EUR	84,980	USD	100,000	50,808	January 2032
Currency Forward Contracts
USD	706,000	TRY	31,166,880	585,444	April 2026
Currency Swap
USD	14,110	RMB	100,000	8,458	January 2026
Participating cross currency swap contracts
TRY	155,335	EUR	26,169	178,666	April 2026
TRY	218,682	USD	38,247	267,744	April 2026
Interest swap contracts
USD	563,032	USD	563,032	471,891	April 2026 - April 2033
Total derivative financial assets held for trading				1,728,869

31 December 2024
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Cross currency swap contracts
TRY	30,920	USD	4,000	148,750	November 2025
TRY	43,386	CNY	67,141	358,574	April 2026
Currency Forward Contracts
USD	107,500	TRY	5,101,275	371,558	February 2025 - December 2025
EUR	10,000	TRY	534,373	45,151	November 2025
Currency Swap
EUR	22,343	CNY	170,006	42,143	February 2025
Participating cross currency swap contracts
TRY	756,826	EUR	136,499	874,329	October 2025 - April 2026
TRY	547,821	USD	91,894	634,001	November 2025 - April 2026
Interest swap contracts
USD	82,171	USD	82,171	96,645	April 2026 - April 2033
Total derivative financial assets held for trading				2,571,151

31 December 2025
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Currency Forward Contracts
TRY	29,964,478	USD	681,000	(501,452)	January 2026 - April 2026
TRY	1,955,265	EUR	39,000	(17,949)	March 2026 - November 2026
Currency Swap
TRY	26,137,244	USD	570,000	(917,163)	January 2026 - March 2026
Participating cross currency swap contracts
TRY	21,002	USD	3,355	(31,548)	April 2026
Options contracts
TRY	1,059,000	USD	25,000	(47,271)	February 2026
EUR	15,000	EUR	15,000	(65)	January 2026
Cross currency swap contracts
EUR	86,022	USD	100,000	(17,197)	January 2032
Total derivative financial liabilities held for trading				(1,532,645)

31 December 2024
Sell		Buy
	Notional		Notional
Currency	amount	Currency	amount	Fair value	Maturity
Currency Forward Contracts
TRY	11,900,200	USD	297,500	(451,776)	January 2025 - December 2025
Currency Swap
USD	16,750	CNY	120,943	(7,749)	February 2025
USD	10,822	EUR	10,103	(12,563)	January 2025
Participating cross currency swap contracts
TRY	92,134	EUR	20,040	(137,035)	April 2026
Options contracts
TRY	500,000	EUR	10,000	(46,193)	November 2025
Interest swap contracts
USD	26,740	USD	26,740	(876)	April 2026
Total derivative financial liabilities held for trading				(656,192)

Summary of fair value of financial assets and financial liabilities

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts	Level 2	Pricing models based on discounted cash present value of the estimated future cash flows based on observable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date

Summary of cash flow sensitivity analysis for variable rate instruments

	Profit or loss		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2025
Variable rate instruments (financial liability)	1,256,743	(1,256,743)	-	-
Cash flow sensitivity (net)	1,256,743	(1,256,743)	-	-
31 December 2024
Variable rate instruments (financial liability)	1,856,389	(1,856,389)	-	-
Cash flow sensitivity (net)	1,856,389	(1,856,389)	-	-